Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 5 — Discontinued operations

On August 11, 2023, the Company discontinued its SaaS services in the Mainland of China. On August 11, 2023, Infobird Co., Ltd, a Cayman Island exempted company (the “Company”), entered into an equity transfer agreement (the “Agreement”) with CRservices Limited (“CRservices”), a Mahé Island limited company and a shareholder of the Company, pursuant to which, the Company agreed to sell all the issued shares of Infobird HK, a limited company incorporated under the laws of Hong Kong and a wholly owned subsidiary of the Company, for a consideration of HK$10,000. On the same day, the Company discontinued its SaaS services in the Mainland of China.

As a result, the result of operations for the Company’s Mainland SaaS services business are reported as discontinued operations under the guidance of ASC 205.

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024, 2023 and 2022.

	For the Year Ended
	December 31,	December 31,	December 31,
	2024	2023	2022

REVENUES	$—	$2,589,823	$5,505,734
COST OF REVENUES	—	1,603,887	3,527,402

GROSS PROFIT	—	985,936	1,978,332

OPERATING EXPENSES:
Selling	—	607,424	3,368,714
General and administrative	—	954,576	6,142,730
Research and development	—	922,343	3,323,361
Long-live assets impairment	—	2,602,589	2,631,019
Total operating expenses	—	5,086,932	15,465,824

LOSS FROM OPERATIONS	—	(4,100,996)	(13,487,492)

OTHER INCOME (EXPENSE)
Interest income	—	1,296	2,994
Interest expense	—	(33,682)	(1,450,707)
Other (expense) income, net	—	(154,275)	1,206,793
Total other income (expense), net	—	(186,661)	(240,920)

LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	(4,287,657)	(13,728,412)

GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	22,858,286	—

TOTAL INCOME(LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	18,570,629	(13,728,412)

INCOME TAX EXPENSE(BENEFIT)	—	—	(77,649)

INCOME(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	—	18,570,629	(13,650,763)